Property Plant And Equipment (Summary Of Impairment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Key assumptions	The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and forecasted EBITDA. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market information.
DescriptionOfValuationTechniquesUsed	In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on post-tax discounted cash flows (five-year or 10-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement . We use our market capitalization (where applicable) and comparative market multiples to ensure discounted cash flow results are reasonable.
Description Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on post-tax discounted cash flows (five-year or 10-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement
Property, plant and equipment including right of use assets	$ 22,747	$ 22,604
Retail Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment Loss		335
Retail Segment [Member] | Intangible Assets [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment Loss		215
Retail Segment [Member] | BRAZIL [Member] | Property, plant and equipment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)		92
Retail Segment [Member] | BRAZIL [Member] | Working Capital & Other [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)		$ 324
Potash Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.00%	2.50%
Nitrogen Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.00%	2.30%
Impairment Loss	$ 195
North America Retail [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal		7.30%
International Retail [Member] | Bottom of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate		2.60%
International Retail [Member] | Top of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.50%